Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2025
Share Capital, Reserves and Other Equity Interests [Abstract]
Components of authorized and issued share capital
The authorized and issued share capital of the Company consists of an unlimited number of common shares, without par value.

	Number of shares	Stated value (in thousands $)

At Dec. 31, 2023	25,410,151	434,764
Shares acquired for equity incentive plan	(26,321)	(963)
Shares issued and released on equity incentive plans	479,211	18,348
Shares acquired and canceled under normal course issuer bid	(48,182)	(2,022)
At Dec. 31, 2024	25,814,859	450,127
Shares acquired and canceled under normal course issuer bid	(28,601)	(1,552)
At Dec. 31, 2025	25,786,258	448,575
Contributed surplus consists of stock option expense, earn-out shares expense, equity incentive plans' expense, and additional purchase consideration.

Stated value (in thousands $)

At Dec. 31, 2023	35,281
Released on equity incentive plans	(16,628)
Stock-based compensation	17,614
At Dec. 31, 2024	36,267
Released on equity incentive plans	(1,283)
Stock-based compensation	73
At Dec. 31, 2025	35,057

Calculation of basic and diluted earnings per common share
The following table presents the calculation of basic and diluted earnings per common share:

	For the years ended
	Dec. 31, 2025	Dec. 31, 2024

Numerator (in thousands $):
Net income - basic and diluted	67,345	49,294

Denominator (number of shares in thousands):
Weighted average number of common shares	25,799	25,858
Weighted average number of unvested shares in the Trust	—	(432)
Weighted average number of common shares - basic	25,799	25,426
Weighted average number of dilutive stock options	13	13
Weighted average number of unvested shares under equity incentive plan	6	437
Weighted average number of common shares - diluted	25,818	25,876

Net income per common share
Basic	2.61	1.94
Diluted	2.61	1.91